Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal		$ (14)	$ 16
State	$ 31	4	24
Foreign	109	(101)	191
Current income tax expense (benefit), Total	140	(111)	231
Deferred:
Federal	(1,823)	(2,536)	255
State	(396)	(315)	(1)
Foreign	(296)	(521)	(326)
Deferred income tax expense (benefit), Total	(2,515)	(3,372)	(72)
Change in valuation allowance	2,351	2,921	(248)
Total	$ (24)	$ (562)	$ (89)